Compensation Plans - Awards Activity (Details) - Equity Awards - $ / shares	12 Months Ended
	Nov. 30, 2018	Nov. 30, 2017	Nov. 30, 2016
Shares
Outstanding beginning balance (in shares)	2,949,968	3,413,125	3,609,395
Granted (in shares)	951,906	1,116,314	1,451,917
Vested (in shares)	(1,419,218)	(1,466,690)	(1,454,381)
Forfeited (in shares)	(202,139)	(112,781)	(193,806)
Outstanding ending balance (in shares)	2,280,517	2,949,968	3,413,125
Weighted-Average Grant Date Fair Value
Weighted-average grant date fair value, outstanding beginning balance (USD per share)	$ 51.82	$ 48.03	$ 42.84
Weighted-average grant date fair value, granted (USD per share)	66.68	54.79	53.98
Weighted-average grant date fair value, vested (USD per share)	45.45	38.95	38.18
Weighted-average grant date fair value, forfeited (USD per share)	56.57	51.72	47.76
Weighted-average grant date fair value, outstanding ending balance (USD per share)	$ 61.57	$ 51.82	$ 48.03